Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Accrued Expenses and Other Current Liabilities
Note 14 — Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2019	2018
Ongoing accrued expenses	$259,661	$256,012
Project-related provisions	140,701	155,739
Taxes payable	28,335	27,843
Dividends payable(1)	38,413	35,046
Derivative instruments(2)	5,053	20,821
Other	175,494	211,176

	$647,657	$706,637

(1)	The amounts payable as a result of the August 7, 2019 and the July 31, 2018 dividend declarations. See Note 19 to the consolidated financial statements.
(2)	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments. See Note 7 to the consolidated financial statements.